LONG-TERM INVESTMENTS (Details 3) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2016 USD ($)	Feb. 29, 2016 USD ($) clinic	Sep. 30, 2015 USD ($) director	Mar. 31, 2016 USD ($)
Summary of the condensed financial information
Current assets	$ 187,583			$ 187,583
Non-current assets	32,618			32,618
Current liabilities	$ 26,196			26,196
Total revenues				52,185
Gross profits				16,580
Loss from operations				(23,094)
Net loss				(23,181)
Topsky
LONG-TERM INVESTMENTS
Percentage of equity interest owned- equity method			21.80%
Cash consideration- equity method			$ 10,372
Number of representatives to the board of directors | director			2
Number of board of directors | director			5
Loss from equity method investment				335
Worldcare International Inc.
LONG-TERM INVESTMENTS
Percentage of equity interest owned- equity method		20.00%
Cash consideration- equity method		$ 4,032
Loss from equity method investment				$ 43
Beijing MZ
LONG-TERM INVESTMENTS
Percentage of equity interest owned- equity method	40.00%			40.00%
Cash consideration- equity method	$ 124,070
NCI Health
LONG-TERM INVESTMENTS
Percentage of equity interest owned- equity method		45.00%
Cash consideration- equity method		$ 119,363
Loss from equity method investment				$ 1,354
Number of medical centers | clinic		16
Number of cities in which acquiree's medical centers/clinics are located | clinic		16